Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 1,101,991	$ 1,299,541	$ 1,185,111	$ 1,011,587	$ 1,056,500	$ 1,285,226	$ 1,142,012	$ 1,012,180	$ 1,055,075	$ 4,552,739	$ 4,494,493	$ 4,753,992
Cost of goods sold	537,438	640,131	592,305	494,389	496,902	626,898	568,655	511,949	518,010	2,223,727	2,225,512	2,405,552
Gross profit	564,553	659,410	592,806	517,198	559,598	658,328	573,357	500,231	537,065	2,329,012	2,268,981	2,348,440
Selling, general and administrative expenses	456,213	517,454	448,525	459,351	441,163	494,389	454,530	449,662	425,282	1,866,493	1,823,863	1,906,164
Restructuring, net	0	(718)	(627)	(191)	1,848	2,725	4,054	2,954	4,338	312	14,071	128,425
Operating income	108,340	142,674	144,908	58,038	116,587	161,214	114,773	47,615	107,445	462,207	431,047	313,851
Interest expense	(19,934)	(18,687)	(19,170)	(20,411)	(14,902)	(18,851)	(17,138)	(21,913)	(23,312)	(73,170)	(81,214)	(117,597)
Loss on early extinguishment of debt						0	0	(14,002)	0	0	(14,002)	(20,343)
Other (expense) income, net	408	11,468	4,679	4,295	(2,219)	1,272	(8,316)	7,639	(26,028)	18,223	(25,433)	(22,057)
Income before income taxes	88,814	135,455	130,417	41,922	99,466	143,635	89,319	19,339	58,105	407,260	310,398	153,854
Income tax expense	28,693	39,301	32,713	10,862	33,175	41,940	30,858	7,887	19,822	116,051	100,507	49,545
Net income	60,121	96,154	97,704	31,060	66,291	101,695	58,461	11,452	38,283	291,209	209,891	104,309
Net (income) loss attributable to noncontrolling interest	22	19	614	(335)	(455)	(517)	(286)	239	109	(157)	(455)	1,769
Net income attributable to Levi Strauss & Co.	$ 60,143	$ 96,173	$ 98,318	$ 30,725	$ 65,836	$ 101,178	$ 58,175	$ 11,691	$ 38,392	$ 291,052	$ 209,436	$ 106,078